Other Financial Statement Data	12 Months Ended
May 31, 2011
Other Financial Statement Data [Abstract]
Other Financial Statement Data [Text Block]

4. OTHER FINANCIAL STATEMENT DATA

The following provides additional information concerning selected balance sheet accounts:

	May 31,
(in millions)	2011	2010
Receivables
Trade	$882.5	$545.3
Non-trade	47.5	78.7
	930.0	624.0
Less allowance for doubtful accounts	4.0	9.2
	$926.0	$614.8
Inventories
Raw materials	$58.6	$49.2
Work in process	284.3	295.5
Finished goods	852.9	573.4
Operating materials and supplies	70.6	84.2
	$1,266.4	$1,002.3
Other current assets
Income taxes receivable	$60.4	$91.1
Prepaid expenses	157.4	99.1
Other	90.5	129.2
	$308.3	$319.4
Accrued liabilities
Non-income taxes	$132.6	$63.6
Payroll and employee benefits	116.3	96.2
Asset retirement obligations	90.6	83.1
Customer prepayments	243.2	65.9
Other	260.9	296.7
	$843.6	$605.5
Other noncurrent liabilities
Asset retirement obligations	$482.5	$442.8
Accrued pension and postretirement benefits	117.1	204.4
Unrecognized tax benefits	84.6	81.7
Deferred revenue on out of market contracts	24.1	37.8
Other	146.8	141.4
	$855.1	$908.1

Interest expense, net was comprised of the following in fiscal 2011, 2010 and 2009:

	Years ended May 31,
(in millions)	2011	2010	2009

Interest expense	$27.6	$65.7	$90.2
Less interest income	22.5	16.1	46.9
Interest expense, net	$5.1	$49.6	$43.3